Exhibit 99.1

World Omni Auto Receivables Trust 2022-D

Monthly Servicer Certificate

December 31, 2025

Dates Covered
Collections Period	12/01/25 - 12/31/25
Interest Accrual Period	12/15/25 - 01/14/26
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/25	230,218,220.94	16,042
Yield Supplement Overcollateralization Amount 11/30/25	14,596,958.34	0
Receivables Balance 11/30/25	244,815,179.28	16,042
Principal Payments	12,670,134.24	301
Defaulted Receivables	404,491.62	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/25	13,419,923.55	0
Pool Balance at 12/31/25	218,320,629.87	15,724

Pool Statistics	$ Amount	# of Accounts
Pool Factor	20.04%
Prepayment ABS Speed	1.15%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	6,072,749.88	291
Past Due 61-90 days	1,996,669.58	96
Past Due 91-120 days	401,141.33	17
Past Due 121+ days	0.00	0
Total	8,470,560.79	404

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.66%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.03%
Delinquency Trigger Occurred	NO

Recoveries	294,952.52
Aggregate Net Losses/(Gains) - December 2025	109,539.10
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.54%
Prior Net Losses/(Gains) Ratio	1.09%
Second Prior Net Losses/(Gains) Ratio	0.92%
Third Prior Net Losses/(Gains) Ratio	0.44%
Four Month Average	0.75%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.76%

Overcollateralization Target Amount	5,106,453.81
Actual Overcollateralization	5,106,453.81
Weighted Average Contract Rate	5.28%
Weighted Average Contract Rate, Yield Adjusted	10.20%
Weighted Average Remaining Term	30.44

Flow of Funds	$ Amount
Collections	14,078,838.04
Investment Earnings on Cash Accounts	20,684.15
Servicing Fee	(204,012.65)
Transfer to Collection Account	-
Available Funds	13,895,509.54

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	844,865.76
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	6,791,137.26
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,106,453.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,153,052.71

Total Distributions of Available Funds	13,895,509.54

Servicing Fee	204,012.65
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 12/15/25	225,111,767.13
Principal Paid	11,897,591.07
Note Balance @ 01/15/26	213,214,176.06

Class A-1
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-2a
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-2b
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-3
Note Balance @ 12/15/25	79,501,767.13
Principal Paid	11,897,591.07
Note Balance @ 01/15/26	67,604,176.06
Note Factor @ 01/15/26	22.0309509%

Class A-4
Note Balance @ 12/15/25	99,620,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	99,620,000.00
Note Factor @ 01/15/26	100.0000000%

Class B
Note Balance @ 12/15/25	30,630,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	30,630,000.00
Note Factor @ 01/15/26	100.0000000%

Class C
Note Balance @ 12/15/25	15,360,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	15,360,000.00
Note Factor @ 01/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	844,865.76
Total Principal Paid	11,897,591.07
Total Paid	12,742,456.83

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	3.98385%
Coupon	4.83385%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.61000%
Interest Paid	371,670.76
Principal Paid	11,897,591.07
Total Paid to A-3 Holders	12,269,261.83

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8272535
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.6495717
Total Distribution Amount	12.4768252

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.2112063
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	38.7720494
Total A-3 Distribution Amount	39.9832557

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	570.80
Noteholders' Principal Distributable Amount	429.20

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/25	5,106,453.81
Investment Earnings	15,849.37
Investment Earnings Paid	(15,849.37)
Deposit/(Withdrawal)	-
Balance as of 01/15/26	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,083,889.61	$2,053,667.93	$2,344,757.82
Number of Extensions	110	103	113
Ratio of extensions to Beginning of Period Receivables Balance	0.85%	0.80%	0.87%